Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 303,334	$ 95,068
Digital currencies	616,352	199
Prepaid expense	67,736
Total current assets	987,422	95,267
Other assets:
Property and equipment, net	1,235
Websites		919
Deposits		1,885
Total other assets	1,235	2,804
Total Assets	988,657	98,071
Liabilities and Stockholders' Equity (Deficit):
Accounts payable and accrued expense	75,997	770,497
Short term loan		45,000
Convertible notes		3,283,034
Derivative liabilities		23,231,938
Derivative liabilities for shortfall of shares		14,915,419
Liquidated Damages Liabilities		3,102,750
Total current liabilities	75,997	45,348,638
Stockholders' equity (deficit):
Common stock, 975,000,000 shares authorized at 0.001 par value, 363,043,769 and 16,095,929 shares issued and outstanding at December 31, 2017 and 2016, respectively	363,044	16,097
Treasury stock, at cost, 0 and 216,667 shares at December 31, 2017 and 2016, respectively		(217)
Additional paid in capital	114,667,080	23,785,756
Accumulated deficit	(114,117,539)	(69,052,203)
Total stockholders' equity (deficit)	912,660	(45,250,567)
Total Liabilities and stockholders' equity (deficit)	988,657	98,071
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock; 20,000,000 shares authorized at 0.001 par value:	25
Series C-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock; 20,000,000 shares authorized at 0.001 par value:	$ 50